MAY 11, 2017

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

1.              Under the heading “FUND MANAGEMENT — OFFICERS AND INTERESTED DIRECTORS,” the information for Alice A. Pellegrino is deleted in its entirety and the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
ALICE A. PELLEGRINO (1960)	Vice President	Since 2016

Ms. Pellegrino currently serves as Vice President of HLIC and HFMG.  Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.  Ms. Pellegrino joined The Hartford in 2007.

				N/A	N/A
THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017

Mr. Phillips currently serves as Vice President and Senior Counsel for HFMG.  Prior to joining HFMC in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014 – 2016.  Prior to that Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.

				N/A	N/A

2.              Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS – MANAGEMENT FEES,” the information for the Hartford Emerging Markets Equity Fund is deleted in its entirety and replaced with the following:

Emerging Markets Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE (Prior to May 11, 2017)
First $250 million	1.1000%
Next $250 million	1.0500%
Next $500 million	1.0000%
Amount Over $1 billion	0.9700%

Emerging Markets Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE (Effective May 11, 2017)
First $500 million	0.9000%
Next $500 million	0.8500%
Amount Over $1 billion	0.8000%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.